LOSS PER SHARE (Schedule of Diluted Earnings Per Ordinary Share) (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Potentially Dilutive Instruments
Issuable on exercise of options	0	186,908	2,752,153
Issuable on exercise of warrants to Perceptive	20,173,151	0	0
Issuable on conversion of Exchangeable notes	38,391	38,391	1,436,463
Issuable on conversion of Convertible notes	24,691,358	24,691,358	16,370,709
Total number of potentially dilutive instruments excluded from the weighted average number of ‘A’ ordinary shares in calculating dilutive (loss)/earnings per ‘A’ ordinary share/earnings per ADS	44,902,900	24,916,657	20,559,325